                        OPPENHEIMER CHAMPION INCOME FUND
                      Supplement dated July 23, 2004 to the
                       Statement of Additional Information
                             dated November 21, 2003

This supplement  amends the Statement of Additional  Information  ("SAI") of the
Fund and is in addition to any existing supplements to the Fund's SAI:

1.   The supplement dated April 21, 2004 is replaced with this supplement.

2.   The following is added as a new caption under "Investment  Restrictions" on page 32:

     |X|  Does the Fund Have Additional  Restrictions That Are Not "Fundamental"
          Policies?

     The Fund has an additional  operating policy that is not "fundamental," and which can be changed by the Board of Trustees without shareholder approval:

          •The  Fund cannot invest in the  securities  of other  registered investment  companies or registered unit investment trusts in reliance on  sub-paragraph  (F) or (G) of section  12(d)(1)  of the  Investment
          Company Act.

3.   The first sentence of the fifth paragraph under the section entitled "Board of Trustees and  Oversight  Committees"  on page 34 is deleted and replaced with the following:

     "The members of the Review Committee are Jon S. Fossel  (Chairman),  Robert
     G. Avis, Sam Freedman, Beverly Hamilton and F. William Marshall, Jr."

4.   The first and second paragraphs under the section "Trustees and Officers of the Fund" on page 35 are deleted and replaced by the following:

          Trustees and Officers of the Fund. Except for Mr. Murphy,  each of the
          Trustees are  "Independent  Trustees," as defined under the Investment
          Company  Act. Mr.  Murphy is an  "Interested  Trustee,"  because he is affiliated  with the Manager by virtue of his  positions as an officer and  director  of the  Manager,  and as a  shareholder  of its  parent company.  Mr.  Murphy  was  elected  as a Trustee of the Fund with the understanding  that in the event he  ceases to be the chief  executive officer of the  Manager,  he will  resign as a trustee of the Fund and the other Board II Funds (defined  below) for which he is a trustee or director.

          The Fund's  Trustees and officers and their  positions  held with the Fund and length of service in such position(s) and their principal occupations and business  affiliations  during the past five years are listed in the chart  below.  The  information  for the  Trustees  also includes  the  dollar  range  of  shares  of the  Fund  as well as the aggregate  dollar  range of  shares  beneficially  owned in any of the
          Oppenheimer  funds  overseen by the Trustees.  All of the Trustees are also trustees or directors of the following  Oppenheimer funds (except for Ms.  Hamilton and Mr. Malone,  who are not Trustees of Oppenheimer
          Senior Floating Rate Fund) (referred to as "Board II Funds"):

5.   Effective  December 15, 2003, Mr. James C. Swain retired as Chairman of the
     Board of Trustees of the Fund,  and Mr. William L. Armstrong was elected as
     Chairman of the Board.  The  biography  of Mr. James C. Swain on page 36 is deleted and the following is added to Mr. Armstrong's biography:  "Chairman of the Board of Trustees.

6.   The biography of Mr. Richard Grabish on pages 39 and 40 is deleted.

7.   The biography of Mr. Arthur P. Steinmetz on page 41 is deleted.

8.   The Compensation  table and the footnotes on page 43 is deleted and replace with the following:

-------------------------------------------------- -------------------------------- -------------------------------
                                                              Aggregate              Total Compensation From Fund
Trustee Name and Other Fund Position(s) (as                 Compensation               and Fund Complex Paid to
applicable)                                                  from Fund1                       Trustees*
-------------------------------------------------- -------------------------------- -------------------------------
-------------------------------------------------- --------------------------------- ------------------------------
James C. Swain7                                                 $7,934                         $177,996
Chairman of the Board of Trustees
-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------
William L. Armstrong8
Chairman of the Board of Trustees and Audit                     $4,523                          $92,076
Committee Member
-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------
Robert G. Avis                                                  $4,523                          $92,199
Review Committee Member
-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------
George C. Bowen                                                 $4,523                          $91,124
Audit Committee Member
-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------
Edward L. Cameron                                               $5,147                          $99,743
Audit Committee Chairman
-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------
Jon S. Fossel                                                   $5,147                          $94,590
Review Committee Chairman
-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------
Sam Freedman                                                    $4,523                          $92,199
Review Committee Member
-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------
Beverly Hamilton                                               $4,4622                       $113,659 3,4
Review Committee Member
-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------
Robert J. Malone                                               $4,4625                         $58,3263
Audit Committee Member
-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------
F. William Marshall, Jr.                                        $4,523                         $138,1246
Review Committee Member
-------------------------------------------------- --------------------------------- ------------------------------

Effective  July 1,  2002,  C.  Howard  Kast and  Robert M.  Kirchner  retired as
Trustees from the Board II Funds. For the calendar year ended December 31, 2002,
Mr. Kast received $41,451 and Mr. Kirchner  received $38,001 total  compensation from all of the Oppenheimer funds for which they served as Trustee.
1. Aggregate Compensation from Fund includes fees and deferred compensation,  if any, for a Trustee.
2. Includes $4,462 deferred under Deferred Compensation Plan described below.
3. Mrs.  Hamilton and Mr.  Malone were elected as Trustees of the Board II Funds effective June 1, 2002. Total  Compensation for Mrs. Hamilton and Mr. Malone was
paid by all the  Board  II  Funds,  with the  exception  of  Oppenheimer  Senior
Floating Rate Fund for which they  currently do not serve as Trustees  (total of
40 Oppenheimer funds at December 31, 2002).
4. Includes  $55,333  compensation  (of which 100% was deferred under a deferred compensation  plan)  paid to Mrs.  Hamilton  for  serving  as a  trustee  by two open-end  investment  companies  (MassMutual  Institutional Funds and MML Series
Investment Fund) the investment adviser for which is the indirect parent company of the  Fund's  Manager.  The  Manager  also  serves as the  Sub-Advisor  to the
MassMutual  International  Equity  Fund,  a series of  MassMutual  Institutional
Funds.
5. Includes $4,462 deferred under Deferred Compensation Plan described below.
6. Includes $47,000  compensation  paid to Mr. Marshall for serving as a trustee by two open-end  investment  companies  (MassMutual  Institutional Funds and MML
Series Investment Fund) the investment  adviser for which is the indirect parent company of the Fund's Manager. The Manager also serves as the Sub-Advisor to the
MassMutual  International  Equity  Fund,  a series of  MassMutual  Institutional
Funds.
7. Mr. Swain retired as Trustee and as Chairman of all Board II Funds, effective
December 15, 2003.
8. Mr.  Armstrong  was  elected  Chairman  of all the Board II Funds,  effective
December 15, 2003. Prior to that date, he was Vice Chairman.
* For purposes of this section only,  "Fund  Complex"  includes the  Oppenheimer funds,  MassMutual  Institutional  Funds  and  MML  Series  Investment  Fund  in
accordance  with the  instructions  for Form N-1A. The Manager does not consider
MassMutual  Institutional Funds and MML Series Investment Fund to be part of the
OppenheimerFunds "Fund Complex" as that term may be otherwise interpreted.

July 23, 2004                                                        190PX013